Schedule 1 - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - Reportable Legal Entities [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Assets:
Cash and cash equivalents	¥ 222,236	$ 30,446	¥ 379,960
Amounts due from subsidiaries and VIEs	1,446,536	198,175	1,493,650
Other receivables	4,916	673	8,586
Investments in subsidiaries and VIEs	2,127,412	291,454	1,793,397
Total assets	3,801,100	520,748	3,675,593
Liabilities:
Accrued expenses and other liabilities	199,323	27,307	157,695
Amounts due to subsidiaries and VIEs
Total liabilities	199,323	27,307	157,695
Shareholders’ Equity:
Additional paid-in capital	5,712,976	782,674	5,713,935
Deficit	(2,311,064)	(316,615)	(2,361,048)
Accumulated other comprehensive income	199,863	27,382	165,009
Total shareholders’ equity	3,601,777	493,441	3,517,898
Total liabilities and shareholders’ equity	3,801,100	520,748	3,675,593
Class A Ordinary Shares [Member]
Shareholders’ Equity:
Ordinary shares	1		1
Class B Ordinary Shares [Member]
Shareholders’ Equity:
Ordinary shares	¥ 1		¥ 1